Significant equity transactions and acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Schedule of Allocation of the Purchase Price
The allocation of the purchase price is as follows:

	As of acquisition date	Amortization years
	RMB
Identifiable assets acquired
Identifiable intangible asset	63,760	Indefinite
Cash	50,068
Other asset	2,337
Identifiable liabilities assumed
Deferred tax liability	(15,940)
Other liability	(393)
Goodwill	50,411
Non-controlling interest	(60,097)

Total purchase price	90,146